Supplementary Financial Statement Information (Details) - Schedule of revenue by major customers - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2022		Jun. 30, 2021		Jun. 30, 2022		Jun. 30, 2021
Supplementary Financial Statement Information (Details) - Schedule of revenue by major customers [Line Items]
Total revenues		[1]		[1]	$ 37			[1]
Customer A [Member]
Supplementary Financial Statement Information (Details) - Schedule of revenue by major customers [Line Items]
Total revenues	9		161			[1]	14,364
Customer B [Member]
Supplementary Financial Statement Information (Details) - Schedule of revenue by major customers [Line Items]
Total revenues			$ 440					[1]
Customer C [Member]
Supplementary Financial Statement Information (Details) - Schedule of revenue by major customers [Line Items]
Total revenues	$ 32				$ 64			[1]

[1]	Less than 10%.